ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2022
Business Combination and Asset Acquisition [Abstract]
Schedule of Business Acquisitions, by Acquisition
The following table summarizes the final components of consideration transferred by the Company for the RideNow Transaction:

Cash	$400,400
Class B Common Stock	200,958
Acquiree transaction expenses paid by the Company at closing	1,793
Elimination of preexisting payable from RideNow to RumbleOn	1,734
Total purchase price consideration	$604,885
The following amounts represent the final determination of the fair value of the identifiable assets acquired and liabilities assumed as a result of the RideNow Transaction.

Assets acquired:
Cash	$34,436
Contracts in transit	10,878
Accounts receivable	10,142
Inventory	127,080
Prepaid expenses	1,785
Right-of-use assets	22,912
Right-of-use assets - related parties	124,243
Property & equipment	18,707
Franchise rights	296,542
Other intangible assets, net	21,558
Other assets	92
Total assets acquired	668,375

Liabilities assumed:
Accounts payable, accrued expenses and other current liabilities	39,883
Notes payable - floor plan	47,161
Lease liabilities	22,912
Lease liabilities - related parties	106,966
Notes payable	4,382
Notes payable - related parties	2,167
Deferred tax liabilities	41,484
Other long-term liabilities	6,210
Total liabilities assumed	271,165

Total net assets acquired	397,210

Goodwill	207,675

Total consideration	$604,885
The following table summarizes the provisional consideration transferred by the Company for the Freedom Transaction:

Cash	$70,569
Class B common stock	26,511
Acquiree transaction expenses paid by the Company at closing	157
Total provisional purchase price consideration	$97,237

Estimated fair value of assets:
Cash	$6,381
Contracts in transit	1,170
Accounts receivable	1,089
Inventory	24,809
Prepaid expenses	214
Property & equipment	50,228
Right-of-use assets	2,876
Other intangible assets	2,167
Franchise rights	39,661
Other assets	287
Total assets acquired	$128,882
Estimated fair value of liabilities assumed:
Accounts payable, accrued expenses and other current liabilities	$5,407
Notes payable - floor plan	18,337
Lease liabilities	2,002
Deferred revenues	3,495
Mortgage notes	26,809
Notes payable	4,693
Total liabilities assumed	60,743
Total net assets acquired	68,139
Goodwill	29,098
Total provisional purchase price consideration	$97,237

Business Acquisition, Pro Forma Information

	December 31,
	2022	2021
Pro forma revenue from continuing operations	$1,482,648	$1,339,412
Pro forma net income (loss) from continuing operations	$(233,348)	$50,425
Net income (loss) per share-basic from continuing operations	$(14.59)	$3.15
Weighted average number of shares-basic	15,994,713	15,994,713
Net income (loss) per share-fully diluted from continuing operations	$(14.59)	$3.15
Weighted average number of shares-fully diluted	15,994,713	15,994,713